SUNSTONE FINANCIAL GROUP, INC.
                       207 East Buffalo Street, Suite 400
                           Milwaukee, Wisconsin 53202
                                 (414) 271-5885


January 21, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Briar Funds Trust/ The Stalwart Funds
     Registration Nos. 33-85082; 811-8812
     CIK Number: 0000931423

Dear Sir or Madam:

On behalf of the above-named registrant and pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, we hereby file the Funds' Form 24f-2 for the fiscal year ended August 30, 1996; and a legal opinion relating to the validity of the issued shares. The filing fee of $26.27 (the above-named registrant had a credit of $0.28) was sent to the lockbox on January 16,1997.

Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,


Constance Dye Shannon
Legal and Compliance Manager



                                 HOLLEB & COFF
                                ATTORNEYS AT LAW
                             55 EAST MONROE STREET
                                   SUITE 4100
                          CHICAGO, ILLINOIS 60603-5896
                              PHONE (312) 807-4600
                           TELECOPIER (312) 807-3900


                                January 10, 1997



          Re:  The Stalwart Funds


Ladies and Gentlemen:

     We have acted as counsel to the Briar Funds Trust, a Delaware business trust (the "Trust"), in connection with the organization of the Trust, the registration of the Trust under the Investment Company Act of 1940, as amended, and the registration under the Securities Act of 1933, as amended (the "Securities Act"), of an indefinite number of shares of common stock of the Trust.

     As counsel for the Trust, we have participated in the preparation of the Registration Statement on Form N-1A relating to such shares and have examined and relied upon such records of the Trust and such other documents and certificates we have deemed to be necessary to render the opinions expressed herein, including, without limitation, the Certificate of Trust filed with the Delaware Secretary of State on October 7, 1994, certified by the Delaware Secretary of State on October 7, 1994, the Declaration of Trust dated October 7, 1994, the Bylaws of the Trust, the Organization Consent Action By The Initial Board Of Trustees In Lieu Of A Meeting dated October 7, 1994 and the Resolutions Of The Initial Board of Trustees adopted at a meeting held January 11, 1995. We also participated in the preparation of an Application Pursuant To Section 8(f) Of The Investment Company Act of 1940 (the "Act") And Rule 8f-1 Thereunder For Order Declaring That Briar Funds Trust Has Ceased To Be An Investment Company on Form N8-F and the Certificate of Cancellation of Certificate of Trust of Briar Funds Trust pursuant to which the Trust terminated effective August 29, 1996. Based on such examination, we are of the opinion that prior to the termination of the Trust:

          i. The Trust was duly organized and existing under the laws of the State of Delaware;

          ii.  The Trust was authorized to issue shares of the following series:

               (1)   Core Equity Fund;
               (2)   Aggressive Equity Fund;
               (3)   International Equity Fund;
               (4)   U.S. Government Securities Fund; and
               (5)   Income Fund.

               Shares of each such series were duly and validly authorized by all requisite action of the Trustees of the Trust, and no action of the shareholders was required in such connection; and

          iii. Assuming that the Trust or its agent received consideration for such shares in accordance with the terms of the Prospectus forming a part of the Trust's Registration Statement and the provisions of its Declaration of Trust, the shares were legally and validly issued and were fully paid and non-assessable by the Trust.

     We hereby consent to the use of this opinion in connection with the annual filing on Form 24F-2 with respect to the registration under the Securities Act of an indefinite number of shares of the Trust, and to the use of our name in the Prospectus and Statement of Additional Information contained therein, and any amendments thereto. In giving such consent, we do not hereby admit that we are within the category of persons whose consent is required by Section 7 of the Securities Act, and the rules and regulations thereunder. This opinion is limited to the matters set forth herein. No opinion may be inferred or implied beyond the matters expressly contained herein.


                                   Very truly yours,

                                   HOLLEB & COFF


                                   /s/ Holleb & Coff
                                   --------------------




                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                            PLEASE PRINT OR TYPE.



 1.  Name and address of issuer:

                            Briar Funds Trust/The Stalwart Funds
                            311 South Wacker Drive
                            Suite 4990
                            Chicago, IL  60606-6604



 2. Name of each series or class of funds for which this notice is filed:

     Stalwart U.S. Government Securities Fund
     Stalwart International Equity Fund
     Stalwart Core Equity Fund
     Stalwart Income Fund
     Stalwart Aggressive Equity Fund



 3.  Investment Company Act File Number:       33-85082

     Securities Act File Number:               811-8812



 4.  Last day of fiscal year for which this notice is filed:

     8/30/96



 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                  ( )



 6.  Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):




 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None



 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None



 9. Number and aggregate sale price of securities sold during the fiscal year:

     7,634 Shares
     $87,622



 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     7,634 Shares
     $87,622



 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



 12.  Calculation of registration fee:

    (i)  Aggregate sale price of securities
         sold during the fiscal year in reliance
         on rule 24f-2 (from Item 10):               $   87,622
                                                     ----------

   (ii)  Aggregate price of shares issued in
         connection with dividend reinvestment
         plans (from Item 11, if applicable):        +        0
                                                     ----------

  (iii)  Aggregate price of shares redeemed or
         repurchased during the fiscal year (if
         applicable):                                -        0
                                                     ----------
   (iv)  Aggregate price of shares redeemed or
         repurchased and previously applied as a
         reduction to filing fees pursuant to rule
         24e-2 (if applicable):                      +        0
                                                     ----------
   (v)   Net aggregate price of securities
         sold and issued during the fiscal year in
         reliance on rule 24f-2 line (i), plus
         line (ii), less line (iii), plus line
         (iv)] (if applicable):                          87,622
                                                     ----------
   (vi)  Multiplier prescribed by Section 6(b)
         of the Securities Act of 1933 or other
         applicable law or regulation (see
         Instruction C.6):                           x   1/3300
                                                     ----------

   (vii) Fee due [line (i) or line (v)
         multiplied by line (vi)]:                   $    26.55
                                                     ==========


 INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv),
 AND (v) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER
 THE CLOSE OF THE ISSUER'S FISCAL YEAR.  SEE INSTRUCTION C.3.



 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR202.3a).


                                                  (X)

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                            SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By (Signature and Title)*             /s/ David S. Evans
                                         -----------------

                                         Chairman
                                         -----------------

   Date   1/10/97



     * Please print the name and title of the signing officer below the signature.